Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Aggregate Right of Use Assets and Related Lease Liabilities

	December 31, 2023	June 30, 2024
	RMB	RMB
Operating lease right-of-use assets	10,249	10,021
Short-term operating lease liabilities	(3,951)	(4,730)
Long-term operating lease liabilities	(5,398)	(4,485)
Total operating leased liabilities	(9,349)	(9,215)

Weighted Average Lease Term and Weighted Average Discount Rate

The weighted average lease term and weighted average discount rate as of December 31, 2023 and June 30, 2024 were as follows:

	December 31, 2023	June 30, 2024
	RMB	RMB
Weighted average lease term:
Operating leases	3.02	2.57
Weighted average discount rate:
Operating leases	3.91%	3.58%

Schedule of Lease Expenses

The components of lease expenses for the six months ended June 30, 2023 and 2024 were as follows:

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Operating lease cost	4,345	2,975
Cost of other leases with period less than one year	883	2,477
Total	5,228	5,452

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the six months ended June 30, 2023 and 2024 were as follows:

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	4,896	2,776
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	172	5,076

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities at December 31, 2023 and June 30, 2024, respectively:

	December 31, 2023	June 30, 2024
	RMB	RMB
2024/Remainder of 2024	4,261	2,616
2025	2,867	3,930
2026	1,325	1,984
2027	1,432	1,118
Total remaining undiscounted lease payments	9,885	9,648
Less: interest	(536)	(433)
Total present value of operating lease liabilities	9,349	9,215
Less: short-term operating lease liabilities	(3,951)	(4,730)
Long-term operating lease liabilities	5,398	4,485